Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (23,588,000)	$ (38,536,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based expense	3,317,000	2,586,000
Depreciation of property, plant and equipment	644,000	1,375,000
Amortization of intangible and other assets	225,000	228,000
Impairments	8,613,000
Equity in losses of joint ventures	244,000
Foreign currency gains		(39,000)
Changes in operating assets and liabilities:
Accounts receivable	659,000	(7,000)
Prepaid expenses and other current assets	156,000	341,000
Inventory	424,000	281,000
Other long-term assets	128,000	(335,000)
Accrued expenses and payables	861,000	1,282,000
Net cash used in operating activities	(8,559,000)	(11,910,000)
Cash flows from investing activities:
Certificate of deposit- restricted cash	(771,000)	(1,627,000)
Capital expenditures	(27,000)	(355,000)
Equity investment in joint ventures	(1,000)	(2,000)
Net cash used in investing activities	(799,000)	(1,984,000)
Cash flows from financing activities:
Payments on short-term bank loan- ZZ Joint Venture		(3,253,000)
Payments on revolving line of credit- ZZ Joint Venture	(3,143,000)
Proceeds from short-term bank loan- ZZ Joint Venture		3,254,000
Proceeds from revolving line of credit- ZZ Joint Venture	3,913,000	3,254,000
Proceeds from exercise of stock options, net	280,000	224,000
Proceeds from issuance of common stock, net	1,000,000	11,491,000
Proceeds from sale of subsidiary shares		1,600,000
Net cash provided by financing activities	2,050,000	16,570,000
Net increase/(decrease) in cash and cash equivalents	(7,308,000)	2,676,000
Cash and cash equivalents, beginning of year	21,329,000	18,644,000
Effect of exchange rates on cash	(214,000)	9,000
Cash and cash equivalents, end of year	$ 13,807,000	$ 21,329,000